Earnings/(Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings/(Loss) Per Share [Abstract]
Schedule of Earnings/(loss) Per Share	The following table sets forth the computation of basic net earnings/(loss) per share for the following periods:
	For the year ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Basic Earnings/(Loss) Per Share
Numerator:
Net income/(loss) attributable to ordinary shareholders for computing basic earnings/(loss) per ordinary share	3,334	2,705	(149,464)	(21,372)
Denominator:
Weighted average number of shares outstanding	55,534,919	416,025,918	1,394,483,782	1,394,483,782
Earnings/(loss) per share - basic	0.06	0.01	(0.11)	(0.02)

The following table sets forth the computation of diluted net earnings/(loss) per share for the following periods:

	For the year ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Diluted Earnings/(Loss) Per Share
Numerator:
Net income/(loss) attributable to ordinary shareholders for computing diluted earnings/(loss) per ordinary share	3,334	2,705	(149,464)	(21,372)
Denominator:
Weighted average number of shares outstanding	55,534,919	416,025,918	1,394,483,782	1,394,483,782
Earnings/(loss) per share - diluted	0.06	0.01	(0.11)	(0.02)